[LOGO] FORUM
       FINANCIAL GROUP




                                                November 4, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information with respect to DF Dent Premier Growth Fund, dated November 1, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 30, 2003, accession number 0001004402-03-000559.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                        Sincerely,

                                        /s/ Patrick J. Keniston

                                        Patrick J. Keniston
                                        Forum Administrative Services, LLC

Enclosure


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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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                           PORTLAND    WARSAW    BERMUDA
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